GENERAL INFORMATION	12 Months Ended
Dec. 31, 2020
General Information
GENERAL INFORMATION	GENERAL INFORMATION
VEON Ltd. (“VEON”, the “Company”, and together with its consolidated subsidiaries, the “Group” or “we”) was incorporated in Bermuda on June 5, 2009. The registered office of VEON is Victoria Place, 31 Victoria Street, Hamilton HM 10, Bermuda. VEON’s headquarters and the principal place of business are located at Claude Debussylaan 88, 1082 MD Amsterdam, the Netherlands.
VEON generates revenue from the provision of voice, data and other telecommunication services through a range of mobile and fixed-line technologies, as well as selling equipment and accessories.
VEON’s American Depository Shares (“ADSs”) are listed on the NASDAQ Global Select Market and VEON’s common shares are listed on Euronext Amsterdam, the regulated market of Euronext Amsterdam N.V. (“Euronext Amsterdam”).
The consolidated financial statements were authorized by the Board of Directors for issuance on March 15, 2021. The Company has the ability to amend and reissue the consolidated financial statements.
The consolidated financial statements are presented in United States dollars (“U.S. dollar” or “US$”). In these Notes, U.S. dollar amounts are presented in millions, except for share and per share (or ADS) amounts and as otherwise indicated.
Major developments during the year ended December 31, 2020
Financing activities
In July 2020, VEON successfully refinanced its existing RUB30 billion (US$422) bilateral term loan agreement with VTB Bank. For further details, refer to Note 15.
In June 2020, VEON Holdings B.V. entered into a new RUB bilateral term loan agreement with Sberbank for a total amount of RUB100 billion (US$1,450), which was used to refinance the existing Sberbank facilities. For further details please refer to Note 15.
In April 2020, VEON established a Global Medium Term Note program for the issuance of bonds in multiple currencies, with a limit equivalent to US$6,500. In June, September and November 2020, VEON issued senior unsecured notes of RUB20 billion (US$288), RUB10 billion (US$135), and US$1.25 billion respectively, under the program. For further details, refer to Note 15.
Coronavirus outbreak
The global outbreak of COVID-19 and associated containment and mitigation measures implemented worldwide have had a sustained impact on our operations and financial performance.
The second quarter saw the full impact on our operations of the lockdowns imposed across our markets in response to COVID-19. This resulted in material disruption to our retail operations following store closures, impacting gross connections and airtime sales. Restrictions on travel resulted in a significant decline in roaming revenues and the loss of migrant customers from our subscriber base, particularly in Russia.
Although VEON’s operations remained impacted by lockdown measures throughout the second half of the year, all operations saw a recovery in the performance as our local businesses continue building resilience to the restrictions related to COVID-19. Demand for our data services remains strong, enabling us to continue to grow our data revenues. We also experienced a shift in data traffic from mobile to fixed networks as lockdowns encouraged remote working and home schooling alongside a greater use of devices through our domestic broadband services.
An increase in demand for hard currencies, in part due to COVID-19, resulted in the devaluation of exchange rates in the countries in which VEON operates. As such, during the year ended December 31, 2020, the book value of assets and liabilities of our foreign operations, in U.S. dollar terms, decreased significantly, with a corresponding loss of US$623 recorded against the foreign currency translation reserve in Other Comprehensive Income.
Our management has taken appropriate measures to keep our personnel safe and secure. As of the date of these financial statements, other than as described above, we have not observed any particular material adverse impacts to our business, financial condition, and results of operations. The group liquidity is sufficient to fund the business operations for at least another 12 months.
Other developments
In October 2020, VEON concluded an agreement for the sale of its operating subsidiary in Armenia, to Team LLC for a consideration of US$51. For further details please refer to Note 9.
In September 2020, the Dhabi Group exercised its put option to sell us its 15% shareholding in Pakistan Mobile Communications Ltd ("PMCL"), the Company’s subsidiary in Pakistan. For further details please refer to Note 15.
In the third quarter of 2020, VEON recorded impairment losses in respect of its operations in Russia and Kyrgyzstan of US$723 and US$64, respectively. For further details please refer to Note 10.